INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 747	$ 471
Deferred income tax liabilities, gross	(5,255)	(3,817)
Deferred income tax assets	112	75
Deferred income tax liabilities	(4,620)	(3,421)
Net deferred income tax liabilities	(4,508)	(3,346)	$ (2,783)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	397	394
Net deferred income tax liabilities	397	394	$ 361
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	350	77
Property, plant and equipment and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(2,541)	(1,702)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ (2,714)	$ (2,115)